Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Accrued Liabilities
NOTE 9—ACCRUED LIABILITIES
As of December 31, 2021 and 2020, accrued liabilities consisted of the following (in millions):

	December 31,
	2021	2020
Accrued natural gas purchases	$531	$186
Interest costs and related debt fees	7	7
Liquefaction Project costs	43	76
Other	50	49

Total accrued liabilities	$631	$318